Goodwill - Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Balance	$ 385	$ 385	$ 5,107
Impairment of goodwill			(4,740)
Exchange difference			18
Balance	$ 385	$ 385	385
GFS and Apiguru
Goodwill
Impairment of goodwill in relation to GFS and Apiguru			$ (4,740)